Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Income Taxes	Deferred income taxes (U.S. dollars in thousands):
	December 31
	2024	2023
Deferred tax assets
Tax loss carryforward*	20,107	17,991
Research and development	580	610
Employee and payroll accrued expenses	33	43
Operating lease liabilities	128	263
Other	166	123
Total gross deferred tax assets	21,014	19,030
Deferred tax liabilities:
Operating lease assets	128	263
Total deferred tax assets, net	20,886	18,767
Less – valuation allowance	(20,886)	(18,767)
Net deferred tax assets	-	-

*	Including capital loss carried forward.

Schedule of Roll Forward of Valuation Allowance	Roll forward of valuation allowance (U.S. dollars in thousands):
Balance as of December 31, 2022	(15,723)
Additions	(3,458)
Translation differences	414
Balance as of December 31, 2023	(18,767)
Additions	(2,119)
Translation differences	-
Balance as of December 31, 2024	(20,886)